Other Financial Liabilities (debt) - Movement of the changes derived from the financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Financial Liabilities debt [Line Items]
Cash flows from (used in) financing activities	$ 425,347	$ (54,807)	$ (122,629)
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	602,668	911,675
Additions	4,099	3,328
Payments	(212,746)	(314,376)
Long term to short term transfers	0	0
Others change in other financial liabilities	794	2,041
Other financial liabilities	394,815	602,668	911,675
Leases, Current [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	10,223	8,855
Additions	3,629	1,477
Payments	(12,746)	(9,376)
Long term to short term transfers	6,667	9,402
Others change in other financial liabilities	(156)	(135)
Other financial liabilities	7,617	10,223	8,855
Noncurrent, Leases [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	68,994	76,944
Additions	470	1,851
Payments		0
Long term to short term transfers	(6,667)	(9,402)
Others change in other financial liabilities	(294)	(399)
Other financial liabilities	62,503	68,994	76,944
Senior unsecured credit facility [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	0
Additions	0	0
Payments		0
Long term to short term transfers	325,000	0
Others change in other financial liabilities	0	0
Other financial liabilities	325,000	0	0
Senior unsecured credit facility Noncurrent [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	525,000	830,000
Additions	0	0
Payments	(200,000)	(305,000)
Long term to short term transfers	(325,000)	0
Others change in other financial liabilities	0	0
Other financial liabilities	0	525,000	830,000
Debt issuance cost [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	0
Additions	0	0
Payments	0	0
Long term to short term transfers	(1,025)	0
Others change in other financial liabilities	720	0
Other financial liabilities	305	0	0
Debt issuance cost Noncurrent [Member] | Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	1,549	4,124
Additions	0	0
Payments		0
Long term to short term transfers	1,025	0
Others change in other financial liabilities	524	2,575
Other financial liabilities	$ 0	$ 1,549	$ 4,124